Fair Value Measurements (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements

15. FAIR VALUE MEASUREMENTS
The following describes the methods we use to estimate the fair value of our financial and nonfinancial assets and liabilities:
Cash and Cash Equivalents, Restricted Cash, Accounts Receivable, and Accounts Payable—We consider the carrying values of these financial instruments to approximate fair value because of the short period of time between origination of the instruments and their expected realization.
Real Estate Investments—The purchase prices of the investment properties, including related lease intangible assets and liabilities, were allocated at estimated fair value based on Level 3 inputs, such as discount rates, capitalization rates, comparable sales, replacement costs, income and expense growth rates, and current market rents and allowances as determined by management.
Debt Obligations—We estimate the fair value of our debt by discounting the future cash flows of each instrument at rates currently offered for similar debt instruments of comparable maturities by our lenders using Level 3 inputs. The discount rates used approximate current lending rates for loans or groups of loans with similar maturities and credit quality, assuming the debt is outstanding through maturity and considering the debt’s collateral (if applicable). We have utilized market information, as available, or present value techniques to estimate the amounts required to be disclosed.
The following is a summary of borrowings as of June 30, 2019 and December 31, 2018 (in thousands):

	June 30, 2019	December 31, 2018
Fair value	$2,467,023	$2,467,317
Recorded value(1)	2,439,554	2,456,867

(1)	Recorded value does not include net deferred financing expenses of $16.1 million and $18.0 million as of June 30, 2019 and December 31, 2018, respectively.
Recurring and Nonrecurring Fair Value Measurements—Our earn-out liability and interest rate swaps are measured and recognized at fair value on a recurring basis, while certain assets and liabilities are measured and recognized at fair value as needed. The fair value measurements that occurred during the six months ended June 30, 2019, and during the year ended December 31, 2018, were as follows (in thousands):

	June 30, 2019			December 31, 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Recurring
Derivative assets(1)	$—	$5,324	$—	$—	$29,708	$—
Derivative liability(1)	—	(21,007)	—	—	(3,633)	—
Earn-out liability	—	—	(32,000)	—	—	(39,500)
Nonrecurring
Impaired real estate assets, net(2)	—	120,510	—	—	71,991	—
Impaired corporate intangible asset, net	—	—	4,401	—	—	—

(1)	We record derivative assets in Other Assets, Net and derivative liabilities in Accounts Payable and Other Liabilities on our consolidated balance sheets.

(2)	The carrying value of impaired real estate assets may have subsequently increased or decreased after the measurement date due to capital improvements, depreciation, or sale.
Derivative Instruments—As of June 30, 2019 and December 31, 2018, we had interest rate swaps that fixed LIBOR on portions of our unsecured term loan facilities.
All interest rate swap agreements are measured at fair value on a recurring basis. The valuation of these instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.
To comply with the provisions of ASC Topic 820, Fair Value Measurement, we incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.
Although we determined that the significant inputs used to value our derivatives fell within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our counterparties and our own credit risk utilize Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by us and our counterparties. However, as of June 30, 2019 and December 31, 2018, we have assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the overall valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
Earn-out—In connection with the PELP transaction, the Company entered into a contribution agreement (the “Contribution Agreement”), dated as of May 18, 2017, with the Operating Partnership and the contributors listed therein. The Contribution Agreement established an earn-out structure by which PELP was given the opportunity to earn a maximum of 12.5 million additional OP units if certain milestones related to (i) fundraising in the investment management business, and (ii) the timing and valuation related to a liquidity event for PECO, were achieved by certain dates. The liquidity event earn-out provisions provided, in relevant part, that the contributors would have the right to receive a minimum of three million and a maximum of five million OP units as contingent consideration if a “liquidity event” (as defined in the Contribution Agreement) was successfully achieved by the Company by December 31, 2019. On March 12, 2019, the Company entered into an amendment to the Contribution Agreement (“Amendment”). Pursuant to the terms of the Amendment, the initial liquidity earn-out term has been extended by two years through December 31, 2021 and the threshold for the maximum payout of five million OP units has been raised to $11.20 per share from $10.20 per share.
We estimate the fair value of this liability using weighted-average probabilities of likely outcomes. These estimates require us to make various assumptions about future share prices, timing of liquidity events, equity raise projections, and other items that are unobservable and are considered Level 3 inputs in the fair value hierarchy. In calculating the fair value of this liability, we have determined that the most likely range of potential outcomes includes a possibility of no additional OP units issued as well as up to five million out of the maximum 12.5 million units being issued.
The following table presents a reconciliation of the change in the earn-out liability measured at fair value on a recurring basis using Level 3 inputs (in thousands):

Earn-Out Liability
Balance at December 31, 2018	$39,500
Change in fair value recognized in Other Income (Expense), Net	(7,500)
Balance at June 30, 2019	$32,000

Real Estate Asset Impairment—Our real estate assets are measured and recognized at fair value less costs to sell on a nonrecurring basis dependent upon when we determine an impairment has occurred. During the three and six months ended June 30, 2019 and 2018, we impaired assets that were under contract or actively marketed for sale at a disposition price that was less than carrying value, or had other operational impairment indicators. The valuation technique used for the fair value of all impaired real estate assets was the expected net sales proceeds. We determined that valuation to fall under Level 2 of the fair value hierarchy.
We recorded the following expense as a result of the impaired real estate assets (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Impairment of real estate assets	$25,199	$10,939	$38,916	$10,939

Corporate Intangible Asset Impairment—In connection with the PELP transaction, we acquired a corporate intangible asset consisting of in-place management contracts. We evaluate our corporate intangible asset for impairment when a triggering event occurs, or circumstances change, that indicate the carrying value may not be recoverable. For the three months ended June 30, 2019, the suspension of the PECO III public offering constituted a triggering event for further review of the corporate intangible asset’s fair value compared to its carrying value.
We estimate the fair value of the corporate intangible asset using a discounted cash flow model, leveraging certain Level 3 inputs. The evaluation of corporate intangible assets for potential impairment requires management to exercise significant judgment and to make certain assumptions. The assumptions utilized in the evaluation include future cash flows and a discount rate. For our most recent impairment test for the corporate intangible asset during the three months ended June 30, 2019, we used a discount rate of 19% in our discounted cash flow model.
Based on this analysis, we concluded the carrying value exceeded the estimated fair value of the corporate intangible asset, and an impairment charge of $7.8 million was recorded in Other Impairment Charges on the consolidated statements of operations. As a result of this impairment, the estimated remaining future amortization of the management contracts is as follows: $0.7 million in 2019, $1.4 million in 2020, $1.4 million in 2021, and $0.9 million in 2022.

18. FAIR VALUE MEASUREMENTS
The following describes the methods we use to estimate the fair value of our financial and nonfinancial assets and liabilities:
Cash and Cash Equivalents, Restricted Cash, Accounts Receivable, and Accounts Payable—We consider the carrying values of these financial instruments to approximate fair value because of the short period of time between origination of the instruments and their expected realization.
Real Estate Investments—The purchase prices of the investment properties, including related lease intangible assets and liabilities, were allocated at estimated fair value based on Level 3 inputs, such as discount rates, capitalization rates, comparable sales, replacement costs, income and expense growth rates, and current market rents and allowances as determined by management.
Debt Obligations—We estimate the fair value of our debt by discounting the future cash flows of each instrument at rates currently offered for similar debt instruments of comparable maturities by our lenders using Level 3 inputs. The discount rates used approximate current lending rates for loans or groups of loans with similar maturities and credit quality, assuming the debt is outstanding through maturity and considering the debt’s collateral (if applicable). We have utilized market information, as available, or present value techniques to estimate the amounts required to be disclosed.
The following is a summary of borrowings as of December 31, 2018 and 2017 (in thousands):

	2018	2017
Fair value	$2,467,317	$1,765,151
Recorded value(1)	2,456,867	1,823,040

(1)	Recorded value does not include net deferred financing expenses of $18.0 million and $16.0 million as of December 31, 2018 and 2017, respectively.
Recurring and Nonrecurring Fair Value Measurements—Our earn-out liability and interest rate swaps are measured and recognized at fair value on a recurring basis, while certain real estate assets and liabilities are measured and recognized at fair value as needed. Fair value measurements that occurred as of and during the years ended December 31, 2018 and 2017 were as follows (in thousands):

	2018			2017
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Recurring
Derivative assets(1)	$—	$29,708	$—	$—	$16,496	$—
Derivative liability(1)	—	(3,633)	—	—	(61)	—
Earn-out liability(2)	—	—	(39,500)	—	—	(38,000)
Nonrecurring
Impaired real estate assets	—	71,991	—	—	—	—

(1)	We record derivative assets in Other Assets, Net and derivative liabilities in Accounts Payable and Other Liabilities on our consolidated balance sheets.

(2)	The estimated fair value of the earn-out is presented in Accounts Payable and Other Liabilities on the consolidated balance sheets.
The following table presents a reconciliation of the change in the liability measured at fair value on a recurring basis using Level 3 inputs (in thousands):

Earn-Out Liability
Balance at December 31, 2017	$38,000
Change in fair value recognized in Other (Expense) Income, Net	1,500
Balance at December 31, 2018	$39,500

Derivative Instruments—As of December 31, 2018 and 2017, we had interest rate swaps that fixed LIBOR on portions of our unsecured term loan facilities.
All interest rate swap agreements are measured at fair value on a recurring basis. The valuation of these instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts (or payments) and the discounted expected variable cash payments (or receipts). The variable cash payments (or receipts) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.
To comply with the provisions of ASC 820, we incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.
Although we determined that the significant inputs used to value our derivatives fell within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our counterparties and our own credit risk utilize Level 3 inputs, such as estimates of current credit spreads, to evaluate the likelihood of default by us and our counterparties. However, as of December 31, 2018 and 2017, we have assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our derivative positions and have determined that the credit valuation adjustments are not significant to the overall valuation of our derivatives. As a result, we have determined that our derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
Earn-out—The terms of the PELP transaction include an earn-out structure with an opportunity for up to an additional 12.5 million OP units to be issued to PELP as additional consideration if certain milestones are achieved. The milestones are related to a liquidity event for our stockholders and fundraising targets in PECO III, of which PELP was a co-sponsor.
We estimate the fair value of this liability using weighted-average probabilities of likely outcomes. These estimates require us to make various assumptions about future share prices, timing of liquidity events, equity raise projections, and other items that are unobservable and are considered Level 3 inputs in the fair value hierarchy. In calculating the fair value of this liability, we have determined that the range of potential outcomes still includes a possibility of no additional OP units issued as well as up to 8.0 million out of the maximum 12.5 million units being issued.
Real Estate Asset Impairment—Our real estate assets are measured and recognized at fair value on a nonrecurring basis dependent upon when we determine an impairment has occurred. In 2018, we impaired assets that were under contract or actively marketed for sale at a disposition price that was less than carrying value, or had other operational impairment indicators. During the year ended December 31, 2018, we recorded impairments of $40.8 million. Two of the impaired real estate assets were disposed of before year end. The valuation technique used for the fair value of all impaired real estate assets was the expected net sales proceeds. We determined that valuation to fall under Level 2 of the fair value hierarchy. We did not have any impaired real estate assets during the year ended December 31, 2017.